TAXATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Effective tax percent domestic and foreign		3.00%	4.00%
Net loss	$ 1,117,586	$ 2,218,062	$ 1,755,042
Income tax value added tax description			the Company’s taxable income was subject to a 50% reduction before it applies to a reduced tax rate of 20% since the company is qualified as a small-scale and low-profit enterprise. Therefore, the PRC income tax is 10% of taxable income due to tax exemption
Effective tax percent statutory	25.00%	25.00%	25.00%
Income tax expiration year description	expire in year 2024
Uncertain tax positions	$ 0	$ 0
PRC Enterprise Income Tax [Member]
Operating Loss Carryforwards [Line Items]
Effective tax percent domestic and foreign	25.00%